TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of components of (loss)/income before tax

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
(Loss)/income before tax
Non-PRC	(331,744)	(123,731)	6,380	874
PRC	1,458,494	3,231,090	3,687,874	505,326
Total income before tax	1,126,750	3,107,359	3,694,254	506,200

Income tax expenses/(benefits)
Current income tax expenses	144,032	401,039	684,070	93,734
Deferred tax expenses/(benefits)	494,472	(141,613)	78,481	10,754
Income tax expenses	638,504	259,426	762,551	104,488

Schedule of reconciliation of tax computed by applying the statutory income tax rate

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Income before income taxes	1,126,750	3,107,359	3,694,254	506,200

Income tax expenses computed at PRC statutory
income tax rate of 25%	281,688	776,840	923,563	126,550
Additional deduction for R&D expenses	(13,516)	(19,397)	(17,699)	(2,425)
Non-deductible share-based compensation expenses	80,440	45,722	60,020	8,224
Non-deductible expenses and non-taxable income	(9,967)	5,378	10,944	1,500
Deferred tax assets write-off related to closure entities	8,266	(401)	16,949	2,323
Expiration of tax loss	—	43,438	108,917	14,924
Effect of tax rate changes on deferred tax	—	725	—	—
Recognition of uncertain tax benefits	29,325	24,536	6,853	939
Change of valuation allowance	220,774	(609,815)	(278,570)	(38,171)
Effect of preferential tax rate	(18,626)	(48,123)	(53,296)	(7,303)
Effect of International tax rates	76,378	29,047	(21,530)	(2,950)
Prior-year tax filing difference	(16,258)	11,476	6,400	877

Income tax expenses	638,504	259,426	762,551	104,488

Schedule of Significant components of deferred tax assets/(liabilities)

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax liabilities:
Operating lease right-of-use assets	(1,231,712)	(1,404,226)	(192,412)
Total deferred tax liabilities	(1,231,712)	(1,404,226)	(192,412)

Deferred tax assets:
Donation	680	—	—
Accrued expenses	27,692	28,006	3,837
Accrued welfare	55,920	95,811	13,128
Operating lease liabilities	1,235,388	1,407,218	192,822
Impairment loss of long-lived assets and investments	4,568	6,703	918
Allowance for doubtful accounts	5,756	781	107
Tax losses	694,459	301,407	41,300
Total deferred tax assets before valuation allowance	2,024,463	1,839,926	252,112
Valuation allowance	(442,669)	(164,099)	(22,484)
Total deferred tax assets, net of valuation allowance	1,581,794	1,675,827	229,628
Reported as:
Total deferred tax assets, net	350,082	271,601	37,216

Schedule of unrecognized tax benefits roll-forward

	As of December 31,
	2023	2024
	RMB	RMB	US$
Balance at beginning of year	80,930	79,520	10,896
Decrease based on tax positions related to the current year	(1,410)	(20,457)	(2,803)

Balance at end of year	79,520	59,063	8,093